Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of current inventories

	2023	2022
	$	$

Gold and silver bullion	53,065	49,467
In-process inventory	18,220	14,653
Ore stock-pile inventory	80,302	96,879
Materials and supplies	194,908	171,032
	346,495	332,031